LONG-TERM LOANS (Details 1) $ in Thousands	Jun. 30, 2018 USD ($)
Debt Instrument [Line Items]
2019	$ 826
2020	20,267
2021	239
2022	167
2023 and onwards	295
Loans Payable to Bank	$ 21,794